Loans (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Interest expenses amount	$ 700,000	$ 650,000	$ 100,000
Revolving loan from third party	$ 5,000,000.0
Interest rate on debt	4.50%
Ms Xinyang Wang [Member]
Percentage of ownership interest	100.00%
Outstanding principal amount	$ 2,200,000
Property owned valuation	2,600,000
Mr Dehong Zhang [Member]
Outstanding principal amount	400,000
Loan amount	400,000.0
Mr Dehong Zhang One [Member]
Outstanding principal amount	400,000
Loan amount	700,000
Mr Dehong Zhang Two [Member]
Outstanding principal amount	400,000
Loan amount	$ 700,000